SMITH BARNEY WORLD FUNDS, INC.
On behalf of
International Equity Portfolio
Class A, B, L and Y Shares

Supplement dated September 11, 2000
to Prospectus dated February 28, 2000


The Board of Directors of Smith Barney World Funds, Inc. (the
"Fund") has voted to change the name of International Equity
Portfolio, one of the portfolios comprising the Fund, to International All Cap Growth Portfolio, effective as of September
11, 2000.






FD 02022












SMITH BARNEY WORLD FUNDS, INC.
On behalf of
International Equity Portfolio
Class Z Shares

Supplement dated September 11, 2000
to Prospectus dated February 28, 2000


The Board of Directors of Smith Barney World Funds, Inc. (the
"Fund") has voted to change the name of International Equity
Portfolio, one of the portfolios comprising the Fund, to International All Cap Growth Portfolio, effective as of September
11, 2000.







FD 02021





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